Revenue - Geographic Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Current Assets by Region
Revenue	€ 31,207	€ 29,520	€ 26,953
EMEA
Non-Current Assets by Region
Revenue	14,004	12,909	12,458
Germany
Non-Current Assets by Region
Revenue	4,921	4,469	4,324
Rest of EMEA
Non-Current Assets by Region
Revenue	9,083	8,440	8,135
Americas
Non-Current Assets by Region
Revenue	12,762	12,227	10,292
U.S
Non-Current Assets by Region
Revenue	10,204	9,799	8,235
Rest of Americas
Non-Current Assets by Region
Revenue	2,558	2,427	2,056
APJ
Non-Current Assets by Region
Revenue	4,441	4,384	4,204
Japan
Non-Current Assets by Region
Revenue	1,243	1,218	1,286
Rest of APJ
Non-Current Assets by Region
Revenue	€ 3,199	€ 3,166	€ 2,917